Equity instruments - Collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial instruments received as collateral	$ 68,252	$ 65,177
Financial instruments in connection with securities loans transactions | Equity investments
Financial instruments
Financial instruments received as collateral	74	137
Financial assets pledged as collateral	81
Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions | Equity investments
Financial instruments
Financial instruments received as collateral	74	137
Financial assets pledged as collateral	$ 81	$ 7